LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of operating lease
Assets:	December 31, 2022	December 31, 2021
Operating lease right-of-use asset	$189,282	$27,225

Liabilities:
Current portion of long-term operating lease	$99,259	$15,178
Long-term operating lease, net of current portion	105,918	-
	$205,177	$15,178

Schedule of Components of lease expense
	For the Year ended
	December 31, 2022	December 31, 2021
Operating lease expense	$102,249	$25,879

Summary of other information related to leases
	For the Year ended
	December 31, 2022	December 31, 2021
Weighted-average remaining lease term:
Operating leases	1.94 Years	1.08 Years

Discount rate:
Operating leases	11.00%	11.00%

Schedule of Supplemental cash flow information
	For the Year ended
	December 31, 2022	December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:	$74,307	$32,913
Non-cash investment in ROU asset	241,694	-

Schedule of maturities of operating lease liability
Year Ended:	Operating Lease
December 31, 2023	$116,933
December 31, 2024	111,956
Total minimum lease payments	$228,889
Less: Interest	(23,711)
Present value of lease obligations	$205,178
Less: Current portion	99,259
Long-term portion of lease obligations	$105,919